UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2013

Date of reporting period:  November 30, 2012

Item 1. Schedule of Investments.

PMC Core Fixed Income Fund
Schedule of Investments
November 30, 2012 (Unaudited)
	Principal
ASSET BACKED SECURITIES - 2.70%	Amount	Value
Accredited Mortgage Loan Trust
2005-1, 0.589%, 04/25/2035	80,275	$78,031
2005-3, 0.692%, 09/25/2035	148,000	116,604
2005-4, 0.449%, 12/25/2035	29,711	29,608
Aegis Asset Backed Securities Trust
2005-1, 0.758%, 03/25/2035	170,000	129,689
American Credit Acceptance Receivables Trust
A, 1.890%, 07/15/2016 (a)	102,531	103,019
A, 1.640%, 11/15/2016	110,000	110,026
AmeriCredit Automobile Receivables Trust
B, 1.120%, 11/08/2017	90,000	90,048
B, 1.310%, 11/08/2017	60,000	60,110
Chase Funding Mortgage Loan Asset-Backed Certificates
FLT, 0.958%, 09/25/2033	229,456	179,947
Citigroup Mortgage Loan Trust, Inc.
M-1, 0.989%, 06/25/2035 (a)	114,000	91,881
CNH Equipment Trust
2012-A, 1.380%, 02/15/2018	155,000	158,248
2012-C, 0.870%, 09/16/2019	205,000	205,578
Continental Airlines 2007-1 Class A Pass Through Trust
2007-1, 5.983%, 10/19/2023	84,986	94,972
Continental Airlines 2012-2 Class A Pass Through Trust
A, 4.000%, 04/29/2026	175,000	182,875
First Franklin Mortgage Loan Trust 2004-FFH4
M-5, 1.817%, 01/25/2035	95,000	81,890
Fremont Home Loan Trust
2004-2, 1.165%, 07/25/2034	97,747	86,458
Home Equity Mortgage Trust
2004-5, 1.808%, 02/25/2035	134,018	108,842
New Century Home Equity Loan Trust Series 2004-3
2004-3, 1.183%, 11/25/2034	155,831	142,750
Newcastle Mortgage Securities Trust
A-4, 0.524%, 03/25/2036	180,000	172,134
RAMP Trust
2005-RZ4, 0.499%, 11/25/2035	50,021	48,579
SNAAC Auto Receivables Trust
2012-1, 1.780%, 06/15/2016 (a)	38,788	38,863
Structured Asset Investment Loan Trust 2004-8
2004-8, 0.786%, 09/25/2034	210,000	180,414
Structured Asset Securities Corp.
M3, 0.638%, 05/25/2035	155,000	120,525
UAL 2007-1 Pass Through Trust
Series A, 6.636%, 01/02/2024	329,767	352,851
US Airways 2012-2 Class A Pass Through Trust
2012-2, 4.625%, 12/03/2026	265,000	270,962
Volvo Financial Equipment LLC
0.910%, 08/17/2015	130,000	130,506
TOTAL ASSET BACKED SECURITIES (Cost $3,131,525)		3,365,410

CORPORATE BONDS - 19.34%
Ambulatory Health Care Services - 0.03%
Quest Diagnostics, Inc.
4.700%, 04/01/2021	30,000	33,540
Beverage and Tobacco Product Manufacturing - 1.03%
Altria Group, Inc.
2.850%, 08/09/2022	140,000	138,930
9.950%, 11/10/2038	35,000	58,048
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/2042	40,000	40,537
Dr. Pepper Snapple Group, Inc.
3.200%, 11/15/2021	135,000	141,472
Lorillard Tobacco Co.
2.300%, 08/21/2017	95,000	96,669
Pernod-Ricard SA
2.950%, 01/15/2017 (a)	150,000	158,434
5.500%, 01/15/2042 (a)	150,000	174,065
Reynolds American, Inc.
7.625%, 06/01/2016	80,000	96,057
3.250%, 11/01/2022	90,000	91,751
7.250%, 06/15/2037	25,000	33,310
4.750%, 11/01/2042	245,000	249,525
		1,278,798
Broadcasting (except Internet) - 0.86%
CBS Corp.
4.850%, 07/01/2042	80,000	84,312
COX Communications, Inc.
4.700%, 12/15/2042 (a)	65,000	66,964
DIRECTV Holdings LLC
5.000%, 03/01/2021	30,000	33,557
Dish DBS Corp.
5.875%, 07/15/2022	75,000	80,719
NBCUniversal Media LLC
5.150%, 04/30/2020	140,000	166,899
2.875%, 01/15/2023	60,000	60,494
6.400%, 04/30/2040	75,000	96,532
4.450%, 01/15/2043	60,000	60,448
Time Warner Cable, Inc.
6.750%, 07/01/2018	155,000	194,306
6.550%, 05/01/2037	40,000	50,032
5.500%, 09/01/2041	90,000	100,440
Univision Communications, Inc.
7.875%, 11/01/2020 (a)	75,000	80,438
		1,075,141
Building Material and Garden Equipment and Supplies Dealers - 0.02%
Lowe's Cos., Inc.
3.800%, 11/15/2021	20,000	22,384
Chemical Manufacturing - 0.64%
AbbVie, Inc.
1.200%, 11/06/2015 (a)	360,000	361,890
2.900%, 11/06/2022 (a)	70,000	71,634
4.400%, 11/06/2042 (a)	110,000	117,135
Agrium, Inc.
3.150%, 10/01/2022	50,000	50,205
6.125%, 01/15/2041	45,000	55,968
Amgen, Inc.
5.150%, 11/15/2041	20,000	22,900
Gilead Sciences, Inc.
4.500%, 04/01/2021	35,000	40,368
The Mosaic Co.
4.875%, 11/15/2041	20,000	22,816
Watson Pharmaceuticals, Inc.
3.250%, 10/01/2022	55,000	56,687
		799,603
Clothing and Clothing Accessories Stores - 0.10%
DIRECTV Holidngs LLC
5.150%, 03/15/2042	85,000	85,700
Nordstrom, Inc.
6.750%, 06/01/2014	40,000	43,594
		129,294
Computer and Electronic Product Manufacturing - 0.69%
Hewlett Packard Co.
2.600%, 09/15/2017	75,000	71,485
Hewlett-Packard Co.
2.350%, 03/15/2015	125,000	123,773
4.650%, 12/09/2021	95,000	92,068
Jabil Circuit, Inc.
5.625%, 12/15/2020	80,000	85,000
L-3 Communications Corp.
3.950%, 11/15/2016	160,000	173,180
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	110,000	114,183
Xerox Corp.
4.500%, 05/15/2021	190,000	199,513
		859,202
Credit Intermediation and Related Activities - 4.70%
American Express Bank FSB
6.000%, 09/13/2017	250,000	303,444
Bank of America Corp.
1.500%, 10/09/2015	160,000	160,680
Bank of Montreal
0.800%, 11/06/2015	125,000	125,227
1.950%, 01/30/2018 (a)	250,000	261,762
Bank of Nova Scotia
2.150%, 08/03/2016 (a)	280,000	294,848
2.550%, 01/12/2017	90,000	95,154
1.750%, 03/22/2017 (a)	335,000	348,191
BBVA Banco Continental SA
5.000%, 08/26/2022 (a)	25,000	26,970
Caterpillar Financial Services Corp.
1.375%, 05/20/2014	70,000	70,894
Citigroup, Inc.
2.650%, 03/02/2015	100,000	102,979
6.125%, 11/21/2017	160,000	190,372
Credit Suisse AG
1.625%, 03/06/2015 (a)	200,000	204,415
Danske Bank A/S
3.875%, 04/14/2016 (a)	200,000	210,606
Eksportfinans ASA
2.000%, 09/15/2015	10,000	9,591
ERAC USA Finance LLC
7.000%, 10/15/2037 (a)	95,000	122,426
Ford Motor Credit Co. LLC
3.000%, 06/12/2017	35,000	35,701
6.625%, 08/15/2017	100,000	116,577
4.250%, 09/20/2022	175,000	182,094
General Electric Capital Corp.
2.300%, 04/27/2017	85,000	87,925
General Electric Capital Corp.
5.875%, 01/14/2038	50,000	60,835
General Electric Capital Corp.
6.250%, 12/15/2049	160,000	172,974
HSBC Holdings PLC
4.000%, 03/30/2022	110,000	121,128
Hyundai Capital Services, Inc.
3.500%, 09/13/2017 (a)	200,000	212,666
Norddeutsche Landesbank Girozentrale
0.875%, 10/16/2015 (a)	200,000	200,672
Offshore Group Investment Ltd.
11.500%, 08/01/2015	29,000	31,972
Royal Bank of Canada
1.200%, 09/19/2018	380,000	382,914
Royal Bank of Scotland Group PLC
6.125%, 12/15/2022	110,000	113,226
SLM Corp.
6.000%, 01/25/2017	35,000	37,975
Sparebank 1 Boligkreditt AS
1.750%, 11/15/2019 (a)	495,000	492,583
Swedbank AB
2.125%, 09/29/2017 (a)	315,000	320,021
UBS AG
2.250%, 03/30/2017 (a)	260,000	270,474
UnionBanCal Corp.
3.500%, 06/18/2022	185,000	196,872
Wachovia Bank NA
0.666%, 11/03/2014	300,000	298,691
		5,862,859
Educational Services - 0.06%
George Washinton University
3.485%, 09/15/2022	75,000	80,461
Electrical Equipment, Appliance, and Component Manufacturing - 0.04%
Spectrum Brands Escrow Corp.
6.625%, 11/15/2022 (a)	50,000	52,500
Executive, Legislative, and Other General Government Support - 0.12%
Province of New Brunswick Canada
2.750%, 06/15/2018	140,000	152,214
Fabricated Metal Product Manufacturing - 0.16%
Volkswagen International Finance NV
1.150%, 11/20/2015 (a)	200,000	200,470
Food Manufacturing - 0.41%
HJ Heinz Co.
1.500%, 03/01/2017	105,000	107,094
2.850%, 03/01/2022	20,000	20,673
Kraft Foods Group, Inc.
3.500%, 06/06/2022 (a)	45,000	48,152
6.875%, 01/26/2039 (a)	40,000	54,397
5.000%, 06/04/2042 (a)	90,000	101,370
Kraft Foods, Inc.
6.875%, 02/01/2038	15,000	20,685
6.875%, 01/26/2039	35,000	48,752
Tyson Foods, Inc.
4.500%, 06/15/2022	100,000	108,220
		509,343
Food Services and Drinking Places - 0.03%
Yum! Brands, Inc.
6.875%, 11/15/2037	25,000	35,154
Funds, Trusts, and Other Financial Vehicles - 0.81%
Boston Properties LP
3.700%, 11/15/2018	50,000	54,335
Digital Realty Trust LP
5.875%, 02/01/2020	110,000	127,681
5.250%, 03/15/2021	55,000	61,523
Entertainment Properties Trust
5.750%, 08/15/2022	155,000	163,887
Health Care REIT, Inc.
4.125%, 04/01/2019	90,000	96,972
Sabra Health Care LP
8.125%, 11/01/2018	80,000	85,480
Ventas Realty LP
4.000%, 04/30/2019	330,000	355,649
4.250%, 03/01/2022	65,000	69,607
		1,015,134
General Merchandise Stores - 0.13%
Kohl's Corp.
3.250%, 02/01/2023	85,000	84,774
Macy's Retail Holdings, Inc.
6.700%, 07/15/2034	65,000	80,335
		165,109
Health and Personal Care Stores - 0.24%
Aristotle Holding, Inc.
2.650%, 02/15/2017 (a)	215,000	224,851
6.125%, 11/15/2041 (a)	20,000	25,753
CVS Caremark Corp.
6.125%, 09/15/2039	35,000	44,998
		295,602
Hospitals - 0.18%
Catholic Health Initiatives
2.950%, 11/01/2022	125,000	128,082
HCA, Inc.
4.750%, 05/01/2023	95,000	96,187
		224,269
Insurance Carriers and Related Activities - 1.22%
Aetna, Inc.
4.500%, 05/15/2042	25,000	26,400
Berkshire Hathaway, Inc.
0.716%, 02/11/2013	290,000	290,385
CNA Financial Corp.
7.350%, 11/15/2019	55,000	69,381
Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	85,000	97,538
5.125%, 04/15/2022	130,000	148,282
Humana, Inc.
7.200%, 06/15/2018	35,000	43,488
ING US
5.500%, 07/15/2022 (a)	95,000	103,494
Liberty Mutual Group
6.500%, 05/01/2042 (a)	55,000	61,110
MetLife, Inc.
6.817%, 08/15/2018	70,000	88,370
Prudential Financial, Inc.
5.875%, 09/15/2042	235,000	241,169
Swiss Re Treasury US Corp.
4.250%, 12/06/2042	65,000	64,836
WellPoint, Inc.
4.650%, 01/15/2043	115,000	121,219
Willis Group Holdings PLC
5.750%, 03/15/2021	65,000	74,268
XLIT Ltd.
5.750%, 10/01/2021	80,000	95,358
		1,525,298
Machinery Manufacturing - 0.14%
General Electric Co.
2.700%, 10/09/2022	60,000	61,299
4.125%, 10/09/2042	50,000	52,379
Terex Corp.
6.500%, 04/01/2020	55,000	58,025
		171,703
Management of Companies and Enterprises - 0.73%
Eksportfinans ASA
3.000%, 11/17/2014	155,000	154,297
Icahn Enterprises LP
8.000%, 01/15/2018	85,000	90,738
JPMorgan Chase & Co.
4.250%, 10/15/2020	70,000	77,841
Macy's Retail Holdings, Inc.
2.875%, 02/15/2023	130,000	129,365
Morgan Stanley
5.625%, 09/23/2019	410,000	463,061
		915,302
Merchant Wholesalers, Durable Goods - 0.09%
DIRECTV Holdings LLC
6.000%, 08/15/2040	100,000	109,402
Merchant Wholesalers, Nondurable Goods - 0.29%
Alliance One International, Inc.
10.000%, 07/15/2016	70,000	72,888
Cardinal Health, Inc.
1.900%, 06/15/2017	25,000	25,593
Lorillard Tobacco Co.
8.125%, 06/23/2019	170,000	218,177
McKesson Corp.
7.500%, 02/15/2019	35,000	45,612
		362,270
Mining (except Oil and Gas) - 0.37%
FMG Resources August 2006 Pty Ltd.
6.000%, 04/01/2017 (a)	80,000	78,200
Freeport-McMoRan Copper & Gold, Inc.
2.150%, 03/01/2017	45,000	46,051
3.550%, 03/01/2022	40,000	40,769
Newmont Mining Corp.
6.250%, 10/01/2039	15,000	18,221
Rio Tinto Finance USA PLC
3.500%, 03/22/2022	85,000	90,621
Southern Copper Corp.
6.750%, 04/16/2040	45,000	53,428
Vale SA
5.625%, 09/11/2042	125,000	135,608
		462,898
Miscellaneous Manufacturing - 0.15%
Smiths Group PLC
3.625%, 10/12/2022 (a)	185,000	186,430
Motion Picture and Sound Recording Industries - 0.15%
Time Warner, Inc.
6.100%, 07/15/2040	80,000	98,868
5.375%, 10/15/2041	35,000	39,704
4.900%, 06/15/2042	40,000	42,839
		181,411
Motor Vehicle and Parts Dealers - 0.05%
AutoZone, Inc.
2.875%, 01/15/2023	60,000	59,187
Nonmetallic Mineral Product Manufacturing - 0.09%
Reynolds Group Issuer, Inc.
7.125%, 04/15/2019	100,000	108,500
Oil and Gas Extraction - 0.61%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	140,000	162,526
Apache Corp.
4.250%, 01/15/2044	145,000	148,381
Chesapeake Oilfield Operating LLC
6.625%, 11/15/2019 (a)	100,000	94,500
Encana Corp.
3.900%, 11/15/2021	175,000	188,827
Enterprise Products Operating LLC
6.125%, 10/15/2039	25,000	30,467
Noble Energy, Inc.
4.150%, 12/15/2021	85,000	93,384
Pioneer Natural Resources Co.
3.950%, 07/15/2022	40,000	42,640
		760,725
Petroleum and Coal Products Manufacturing - 0.35%
Marathon Oil Corp.
2.800%, 11/01/2022	135,000	135,672
Murphy Oil Corp.
3.700%, 12/01/2022	300,000	300,720
		436,392
Pipeline Transportation - 0.36%
El Paso Pipeline Partners Operating Co. LLC
6.500%, 04/01/2020	80,000	97,764
4.700%, 11/01/2042	245,000	242,733
Kinder Morgan Energy Partners LP
6.500%, 09/01/2039	35,000	43,323
ONEOK Partners LP
3.375%, 10/01/2022	60,000	60,972
		444,792
Professional, Scientific, and Technical Services - 0.34%
APX Group, Inc.
6.375%, 12/01/2019 (a)	130,000	128,700
Interpublic Group of Companies, Inc.
2.250%, 11/15/2017	270,000	266,776
Vivendi SA
4.750%, 04/12/2022 (a)	25,000	26,067
		421,543
Publishing Industries (except Internet) - 0.43%
Microsoft Corp.
2.125%, 11/15/2022	210,000	210,073
Oracle Corp.
2.500%, 10/15/2022	220,000	223,256
UBM PLC
5.750%, 11/03/2020 (a)	100,000	106,316
		539,645
Rail Transportation - 0.15%
Burlington Northern Santa Fe LLC
4.400%, 03/15/2042	130,000	140,350
CSX Corp.
4.100%, 03/15/2044	50,000	49,694
		190,044
Rental and Leasing Services - 0.44%
ERAC USA Finance LLC
3.300%, 10/15/2022 (a)	335,000	336,930
Hertz Global Holdings, Inc.
5.875%, 10/15/2020 (a)	60,000	62,250
Rent-A-Center, Inc.
6.625%, 11/15/2020	80,000	87,200
United Rentals North America, Inc.
6.125%, 06/15/2023	65,000	66,950
		553,330
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.31%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.950%, 11/09/2022	545,000	553,456
Goldman Sachs Group, Inc.
3.300%, 05/03/2015	165,000	171,978
5.750%, 01/24/2022	75,000	89,186
JPMorgan Chase & Co.
3.450%, 03/01/2016	125,000	133,380
3.250%, 09/23/2022	115,000	119,196
Morgan Stanley
4.875%, 11/01/2022	40,000	41,735
6.375%, 07/24/2042	75,000	88,176
Prudential Financial, Inc.
4.750%, 09/17/2015	65,000	71,660
Societe Generale SA
2.750%, 10/12/2017 (a)	275,000	278,270
The Goldman Sachs Group, Inc.
6.750%, 10/01/2037	75,000	83,720
		1,630,757
Specialty Trade Contractors - 0.44%
Bank Nederlandse Gemeenten
1.375%, 03/23/2015 (a)	180,000	183,091
Nederlandse Waterschapsbank NV
1.375%, 05/16/2014 (a)	365,000	369,688
		552,779
Support Activities for Mining - 0.03%
Ensco PLC
4.700%, 03/15/2021	35,000	39,907
Support Activities for Transportation - 0.08%
Vale Overseas Ltd.
4.375%, 01/11/2022	95,000	101,097
Telecommunications - 0.65%
Deutsche Telekom International Finance BV
4.875%, 03/06/2042 (a)	50,000	54,013
France Telecom SA
5.375%, 01/13/2042	30,000	34,910
Qwest Corp.
6.750%, 12/01/2021	225,000	264,436
SK Telecom Co. Ltd.
2.125%, 05/01/2018 (a)	200,000	201,947
Verizon Communications, Inc.
2.450%, 11/01/2022	115,000	115,696
3.850%, 11/01/2042	135,000	135,356
		806,358
Transportation Equipment Manufacturing - 0.24%
American Axle & Manufacturing, Inc.
7.750%, 11/15/2019	85,000	93,925
Harley-Davidson Financial Services
1.150%, 09/15/2015 (a)	95,000	95,658
Lockheed Martin Corp.
3.350%, 09/15/2021	45,000	48,177
United Technologies Corp.
4.500%, 06/01/2042	45,000	51,385
		289,145
Utilities - 0.38%
Atmos Energy Corp.
8.500%, 03/15/2019	60,000	81,287
Duke Energy Corp.
1.625%, 08/15/2017	65,000	65,727
Exelon Generation Co. LLC
4.000%, 10/01/2020	235,000	251,590
Noble Energy, Inc.
6.000%, 03/01/2041	40,000	48,188
Public Service Electric & Gas Co.
3.650%, 09/01/2042	30,000	29,757
		476,549
TOTAL CORPORATE BONDS (Cost $22,773,318)		24,116,541

FOREIGN CORPORATE BONDS - 1.65%
ArcelorMittal
6.125%, 06/01/2018	445,000	444,730
Barclays Bank PLC
6.750%, 05/22/2019	100,000	121,812
Canadian Imperial Bank of Commerce
2.750%, 01/24/2016 (a)	770,000	821,981
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	35,000	52,818
Swedbank Hypotek AB
0.759%, 03/28/2014 (a)	200,000	200,010
Teck Resources Ltd.
6.250%, 07/15/2041	80,000	91,577
Telecom Italia Capital SA
6.175%, 06/18/2014	100,000	105,250
Westpac Banking Corp.
1.900%, 12/14/2012 (a)	105,000	104,945
WPP Finance UK
8.000%, 09/15/2014	100,000	110,973
TOTAL FOREIGN CORPORATE BONDS (Cost $1,999,242)		2,054,096

FOREIGN GOVERNMENT AGENCY ISSUES - 0.49%
Caisse Centrale Desjardins du Quebec
1.600%, 03/06/2017 (a)	390,000	402,113
Petroleos Mexicanos
4.875%, 01/24/2022	105,000	118,913
Province of Manitoba Canada
9.625%, 12/01/2018	60,000	86,129
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $588,274)		607,155

MORTGAGE BACKED SECURITIES - 14.16%
Americold 2010 LLC Trust
2010-ART, 4.954%, 01/14/2021 (a)	165,000	193,409
Banc of America Commercial Mortgage Trust 2006-4
2006-4, 5.634%, 07/10/2046	150,000	172,757
Banc of America Commercial Mortgage Trust 2006-5
2006-5, 5.414%, 09/10/2047	100,000	114,140
Banc of America Commercial Mortgage Trust 2006-6
2006-6, 5.356%, 10/10/2045	150,000	172,915
Banc of America Commercial Mortgage Trust 2007-1
2007-1, 5.451%, 01/15/2049	200,000	232,578
Banc of America Commercial Mortgage Trust 2007-3
2007-3, 5.633%, 06/10/2049	50,000	58,084
BB-UBS Trust 2012-SHOW
2012-SHOW, 3.882%, 11/07/2036 (a)	150,000	155,431
BCAP LLC Trust
2010-RR7, 5.000%, 04/28/2020 (a)	18,329	18,822
Bear Stearns Commerical Mortgage Securities
A-4, 5.331%, 02/11/2044	70,000	79,876
COBALT CMBS Commercial Mortgage Trust 2007-C3
2007-C3, 6.015%, 05/15/2046	260,000	307,006
Credit Suisse First Boston Mortgage Securities Corp.
2005-C2, 4.832%, 04/15/2037	200,000	215,319
DBUBS Mortgage Trust
2011-LC1, 3.742%, 11/13/2046 (a)	48,160	52,325
Deutsche Bank Commercial Mortgage Trust
TRUST, 5.322%, 12/11/2049	225,000	260,247
Extended Stay America Trust 2010-ESH
A, 2.951%, 11/05/2015 (a)	466,789	468,063
Fannie Mae Pool
Pool #897512, 5.000%, 12/01/2021	175,104	190,538
4.000%, 03/01/2025	615,706	658,912
3.500%, 11/01/2025	49,076	52,528
3.500%, 02/01/2026	249,814	269,026
2.500%, 08/01/2027	29,603	31,037
2.500%, 08/01/2027	49,315	51,646
2.500%, 09/01/2027	9,902	10,370
2.500%, 09/01/2027	39,544	41,413
2.500%, 09/01/2027	133,389	139,673
2.500%, 09/01/2027	4,935	5,168
2.500%, 10/01/2027	124,281	130,446
2.500%, 10/01/2027	746,468	783,035
2.500%, 10/01/2027	1,466,233	1,538,059
5.000%, 03/01/2030	95,120	103,260
5.000%, 06/01/2033	67,928	74,070
5.000%, 11/01/2033	48,407	52,784
Pool #888283, 5.000%, 08/01/2034	259,588	283,572
5.000%, 11/01/2034	41,916	45,602
5.500%, 10/01/2035	105,556	115,426
Pool #990906, 5.500%, 10/01/2035	442,257	484,163
6.000%, 05/01/2036	246,030	270,419
6.000%, 09/01/2036	25,456	27,980
6.218%, 09/01/2036	111,660	121,585
6.000%, 03/01/2037	132,639	145,787
Pool #952572, 5.500%, 09/01/2037	18,791	20,434
5.500%, 12/01/2037	31,725	34,499
5.000%, 02/01/2038	122,625	133,254
6.000%, 05/01/2038	232,609	255,723
6.000%, 05/01/2038	66,441	73,027
4.500%, 08/01/2040	29,270	31,650
4.500%, 09/01/2040	3,320	3,590
5.000%, 04/01/2041	88,085	95,499
4.500%, 07/01/2041	133,159	144,237
4.500%, 09/01/2041	225,212	243,948
4.000%, 10/01/2041	130,747	136,490
4.500%, 10/01/2041	23,200	25,130
4.500%, 10/01/2041	145,924	160,590
4.500%, 11/01/2041	69,107	74,856
3.411%, 01/01/2042	237,296	252,145
Fannie Mae REMICS
2011-127, 5.500%, 12/25/2026	194,229	16,218
2008-2, 5.000%, 07/25/2037	52,912	58,277
2011-24, 8.485%, 04/25/2041	46,611	47,312
2012-35, 4.000%, 04/25/2042	118,176	118,916
2012-80, 1.362%, 08/25/2042	83,734	83,870
Freddie Mac Gold Pool
3.500%, 09/01/2026	118,242	125,788
3.500%, 09/01/2026	144,148	153,347
5.500%, 12/01/2027	28,349	30,739
5.000%, 02/01/2035	19,062	20,553
5.500%, 05/01/2035	152,566	165,479
5.000%, 08/01/2035	15,277	16,453
5.500%, 09/01/2037	7,876	8,501
Pool #A7-2203, 5.500%, 02/01/2038	88,030	94,959
5.500%, 09/01/2038	172,434	186,005
4.500%, 04/01/2041	116,227	125,138
4.500%, 05/01/2041	60,142	64,753
5.000%, 05/01/2041	75,164	81,468
4.500%, 07/01/2041	215,421	231,938
4.500%, 07/01/2041	185,369	199,582
Freddie Mac REMICS
375200.00%, 2.124%, 06/15/2015	492,552	14,720
376200.00%, 5.911%, 05/15/2025	169,078	26,844
379200.00%, 6.360%, 11/15/2040	1,394,802	215,582
382800.00%, 8.403%, 02/15/2041	52,874	53,341
382900.00%, 4.500%, 03/15/2041	160,000	183,407
FREMF Mortgage Trust
2012-KF01, 2.814%, 10/25/2044 (a)	320,000	323,562
2012-K706, 4.023%, 11/25/2044 (a)	190,000	204,280
2012-K18, 4.265%, 01/25/2045 (a)	45,000	47,175
2012-K21, 3.938%, 07/25/2045 (a)	190,000	197,453
2012-K711, 3.563%, 08/25/2045 (a)	90,000	93,174
2012-K11, 3.687%, 08/25/2045	95,000	95,008
Ginnie Mae II Pool
2003-AR1, 4.619%, 10/19/2033	127,467	132,608
Government National Mortgage Association
2010-41, 4.500%, 06/20/2033	137,786	6,567
2012-65, 3.500%, 03/20/2036	156,665	168,383
2012-07, 3.500%, 04/20/2036	110,354	117,550
2011-35, 4.500%, 12/16/2037	334,755	20,427
2010-84, 4.500%, 11/20/2038	215,000	246,943
2009-44, 1.289%, 06/16/2039	73,980	75,806
2011-71, 4.500%, 06/20/2039	579,277	56,040
2012-53, 1.085%, 03/16/2047	1,404,671	107,617
2012-70, 0.961%, 08/16/2052	863,757	59,607
2012-135, 1.038%, 01/16/2053	2,090,000	180,465
2012-107, 0.699%, 12/16/2053	1,874,485	128,413
2012-132, 1.189%, 06/16/2054	260,000	21,559
Greenwich Capital Commercial Funding Corp.
2007-GG9, 5.444%, 03/10/2039	125,000	144,850
GS Mortgage Securities Corp. II
2006-GG8, 5.560%, 11/14/2039	35,000	40,561
2007-GG10, 5.805%, 08/10/2045	200,000	230,442
Impac CMB Trust Series 2004-10
2004-10, 0.583%, 03/25/2035	27,258	26,520
Impac CMB Trust Series 2005-4
2005-4, 0.642%, 05/25/2035	73,614	70,772
Impac CMB Trust Series 2005-6
2005-6, 0.586%, 10/25/2035	85,841	79,689
Impac Secured Assets Trust 2006-2
2006-2, 0.589%, 08/25/2036	59,370	59,572
JP Morgan Chase Commercial Mortgage Securities Corp.
A-4, 5.429%, 12/12/2043	175,000	201,180
Series 2007-CIBC18, 5.440%, 06/12/2047	225,000	260,821
2007-LDP10, 5.420%, 01/15/2049	150,000	174,376
Series 2007-LDP12, 5.882%, 02/15/2051	235,000	279,621
Master Adjustable Rate Mortgages Trust
2004-14, 0.876%, 01/25/2035	55,132	52,662
Merrill Lynch/Countrywide Commercial Mortgage Trust
2007-5, 5.378%, 08/12/2048	175,000	200,823
2007-7, 5.810%, 06/12/2050	125,000	143,606
Merrill Lynch/Countrywide Commerical Mortgage Trust
Series 2007-8, 6.163%, 08/12/2049	100,000	116,799
Morgan Stanley Capital I Trust 2003-Top11
A-4, 5.150%, 06/13/2041	323,326	328,623
Morgan Stanley Capital I Trust 2007-IQ14
A-2, 5.610%, 04/15/2049	31,840	33,038
Opteum Mortgage Acceptance Corp.
2005-3, 0.498%, 07/25/2035	104,193	99,653
Sequoia Mortgage Trust 2012-1
2012-1, 2.865%, 01/25/2042	159,005	162,773
Wachovia Bank Commercial Mortgage Trust
2007-C31, 5.509%, 04/15/2047	200,000	232,645
Series 2007-C32, 5.933%, 06/15/2049	175,000	205,676
Wells Fargo Mortgage Backed Securities Trust
2004-1, 5.500%, 02/25/2034	29,847	29,971
2006-16, 5.000%, 11/25/2036	55,143	57,094
TOTAL MORTGAGE BACKED SECURITIES (Cost $16,989,771)		17,650,137

MUNICIPAL BONDS - 0.20%
Municipal Electric Authority of Georgia
6.637%, 04/01/2057	80,000	96,665
State of California
7.550%, 04/01/2039	25,000	36,137
University of North Carolina at Chapel Hill
3.596%, 12/01/2033	120,000	122,387
TOTAL MUNICIPAL BONDS (Cost $237,851)		255,189

US GOVERNMENT AGENCY ISSUES - 17.38%
Fannie Mae
3.500%, 12/15/2040	2,830,000	3,022,351
4.000%, 01/15/2041	480,000	513,975
4.000%, 12/15/2041	3,145,000	3,370,555
3.000%, 12/15/2042	180,000	189,450
3.000%, 01/15/2043	180,000	189,000
Federal Farm Credit Banks
1.460%, 11/19/2019	120,000	120,018
Federal Home Loan Banks
5.500%, 07/15/2036	70,000	98,698
Federal Home Loan Mortgage Corp.
1.140%, 10/15/2018	1,465,000	1,466,395
Federal National Mortgage Association
2.630%, 10/10/2024	1,785,000	1,796,659
Freddie Mac
4.000%, 12/15/2040	2,070,000	2,207,461
3.500%, 12/15/2041	1,170,000	1,244,770
3.500%, 01/15/2042	900,000	955,828
Freddie Mac Gold Pool
Pool #G1-3122, 5.000%, 04/01/2023	7,931	8,530
5.500%, 10/01/2037	10,239	11,051
Pool #G03812, 5.500%, 02/01/2038	13,180	14,226
Pool #G0-4449, 5.500%, 07/01/2038	84,261	90,893
Pool #G0-4471, 5.500%, 07/01/2038	37,016	39,930
Pool #A8-2657, 5.500%, 10/01/2038	79,027	86,167
Pool #A8-2134, 6.000%, 10/01/2038	29,315	31,920
Freddie Mac Non Gold Pool
Pool #1H-2617, 5.778%, 05/01/2036	176,086	190,180
Pool #1J-1346, 5.548%, 11/01/2036	61,649	66,084
Pool #1G-1509, 5.314%, 02/01/2037	93,777	100,205
Ginne Mae
3.500%, 01/15/2043	1,962,000	2,134,289
Ginnie Mae
3.000%, 12/15/2042	2,235,000	2,385,164
Ginnie Mae II Pool
5.000%, 05/20/2030	57,282	63,230
5.500%, 02/20/2034	98,066	108,670
4.000%, 05/20/2041	48,117	51,682
3.000%, 07/20/2041	83,280	89,086
4.000%, 07/20/2041	194,872	209,333
4.500%, 07/20/2041	54,592	60,235
4.000%, 03/20/2042	44,680	48,719
2.000%, 09/20/2042	662,039	692,797
TOTAL US GOVERNMENT AGENCY ISSUES (Cost $21,510,969)		21,657,551

US GOVERNMENT NOTES/BONDS - 18.19%
U.S. Treasury Notes/Bonds - 15.44%
0.375%, 07/31/2013	2,035,000	2,038,101
0.250%, 10/31/2013	5,000,000	5,003,125
0.125%, 12/31/2013	6,000,000	5,995,548
0.250%, 02/28/2014	150,000	150,070
2.375%, 10/31/2014	660,000	686,607
0.250%, 09/15/2015	160,000	159,738
0.250%, 10/15/2015	285,000	284,488
0.375%, 11/15/2015	575,000	575,988
3.250%, 03/31/2017	95,000	106,125
0.750%, 10/31/2017	150,000	151,090
3.625%, 08/15/2019	1,715,000	2,013,919
6.875%, 08/15/2025	340,000	532,153
5.500%, 08/15/2028	980,000	1,412,885
3.125%, 11/15/2041	130,000	139,628
		19,249,465
United States Treasury Inflation Indexed Bonds - 2.75%
2.375%, 01/15/2017	1,549,267	1,807,801
1.125%, 01/15/2021	179,835	212,977
2.375%, 01/15/2025	122,764	167,583
2.000%, 01/15/2026	833,626	1,105,857
3.875%, 04/15/2029	77,420	130,102
		3,424,320
TOTAL US GOVERNMENT NOTES/BONDS (Cost $22,372,590)		22,673,785

	Shares	Value
EXCHANGE-TRADED FUNDS - 15.37%
iShares Barclays Intermediate Credit Bond Fund	46,775	5,222,897
iShares iBoxx Investment Grade Corporate Bond Fund	35,599	4,347,706
SPDR Barclays Capital High Yield Bond ETF	227,620	9,232,267
WisdomTree Emerging Markets Local Debt Fund	6,700	353,358
TOTAL EXCHANGE-TRADED FUNDS (Cost $18,351,647)		19,156,228

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 21.63%
U.S. Treasury Bills - 10.43%
0.00% Coupon, 0.139% Effective Yield, 12/20/2012	8,000,000	7,999,348
0.00% Coupon, 0.174% Effective Yield, 08/22/2013	1,500,000	1,498,446
0.00% Coupon, 0.137% Effective Yield, 02/28/2013	3,500,000	3,499,345
		12,997,139
Money Market Funds - 11.20%
AIM STIC Prime Portfolio	1,065,000	1,065,000
AIM STITT - Treasury Portfolio	3,896,178	3,896,179
Fidelity Institutional Government Portfolio	5,925,105	5,925,105
First American Government Obligations Fund	2,004,605	2,004,605
First American Treasury Obligations Fund	1,065,000	1,065,000
		13,955,889
TOTAL SHORT-TERM INVESTMENTS (Cost $26,952,186)		26,953,028
Total Investments (Cost $134,907,373) - 111.11%		138,489,120
Liabilities in Excess of Other Assets - (11.11)%		(13,849,111)
TOTAL NET ASSETS - 100.00%		$124,640,009

Percentages are stated as a percent of net assets.

(a)	Securities defined as Rule 144(a) under the Securities Act of 1933. Such securities are deemed to be liquid.

PMC Core Fixed Income Fund
Schedule of Open Futures Contracts
November 30, 2012 (Unaudited)

			Unrealized
	Number	Settlement	Appreciation
Description	of Contracts	Month	(Depreciation)
90 Day Euro Dollar	53	Dec. 2012	$(32,257)
Euro-Bond	3	Dec. 2012	(5,115)
U.S. 5 Year Note	37	Mar. 2013	(5,264)
Total Futures Contracts Sold			$(42,636)

Canada 10 Year Bond	5	Mar. 2013	$5,319
Long Gilt Bond	3	Mar. 2013	380
U.S. 10 Year Note	59	Mar. 2013	5,441
U.S. 2 Year Note	30	Mar. 2013	1,363
U.S. Long Bond	12	Mar. 2013	6,074
U.S. Ultra Long Bond	9	Mar. 2013	901
Total Futures Contracts Purchased			$19,478

The cost basis of investments for federal income tax purposes at November 30, 2012 was as follows*:

Cost of investments	$134,907,373
Gross unrealized appreciation - Futures	19,478
Gross unrealized appreciation	3,709,318
Gross unrealized depreciation - Futures	(42,636)
Gross unrealized depreciation	(127,571)
Net unrealized appreciation	$3,558,589

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company. The PMC Core Fixed Income Fund (the “Fund”)
represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Core Fixed Income Fund is to provide current income consistent with low volatility of principal.
The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Core Fixed Income Fund became effective and commenced operations on September 28, 2007. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Envestnet Asset Management, Inc. (the “Adviser”).

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official
Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S.
Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes
(“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets)
could result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. To the extent that such events are significant, the Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Advisor anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Fund may use certain options and futures contracts (collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund enters into written call options to hedge against changes in the value of equities. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Fund may also purchase put options to provide protection against adverse price effects from anticipated changes in prices of securities. In addition, the Fund enters into written put options to hedge against changes in the value of purchased put options.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium is deducted from the cost basis of the security purchased. The Fund, as writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

When purchasing options, the Fund will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss. If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Fund has a realized gain or loss.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.
Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United
States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

The Fund may enter into futures contracts traded on domestic exchanges, including stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.
Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

At Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, futures contracts are valued at the average of quoted bid and asked prices as of the close of such exchange or board of trade.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and
Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.
Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on valuation method.
These inputs are summarized in the three broad levels listed below:

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at November 30, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity:
Exchange-Traded Funds	$19,156,228	$-	$-	$19,156,228
Total Equity	$19,156,228	$-	$-	$19,156,228
Fixed Income:
Asset Backed Securities	$-	$3,365,410	$-	$3,365,410
Corporate Bonds	-	24,116,541	-	24,116,541
Foreign Coporate Bonds	-	2,054,096	-	2,054,096
Mortgage Backed Securities	-	17,650,137	-	17,650,137
U.S. Government Agency Issues	-	21,657,551	-	21,657,551
Foreign Government Agency Issues	-	607,155	-	607,155
U.S. Government Note/Bonds	-	22,673,785	-	22,673,785
Municipal Bonds	-	255,189	-	255,189
Total Fixed Income	-	92,379,864	-	92,379,864

Short-Term Investments	13,955,889	12,997,139	-	26,953,028

Total Investments in Securities	$33,112,117	$105,377,003	$-	$138,489,120

Other Financial Instruments*	$(23,158)	$-	$-	$(23,158)

* Other financial instruments are derivative instruments not reflected in the the Portfolio of Investments, such as futures contracts, which are valued at the net appreciation/depreciation on open contracts.

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of November 30, 2012.
The Fund held no Level 3 securities during the period ended November 30, 2012.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2012 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2012 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Interest Rate Contracts - Futures	Assets- Unrealized appreciation*	$19,478	Assets- Unrealized depreciation*	(10,379)
Foreign Exchange Contracts - Futures	Assets- Unrealized appreciation*	-	Assets- Unrealized depreciation*	(32,257)

Total		$19,478		$(42,636)

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

The effect of derivative instruments on income for the period September 1, 2012 through November 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures	Total
Interest Rate Contracts	$82,476	$82,476
Foreign Exchange Contracts	-	-
Total	$82,476	$185,812

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures	Total
Interest Rate Contracts	$(6,242)	$(6,242)
Foreign Exchange Contracts	(5,300)	(5,300)
Total	$(11,542)	$(11,542)

PMC Diversified Equity Fund
Schedule of Investments
November 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 75.93%
Accommodation - 0.31%
Marriott International, Inc.	8,500	$308,465
Wyndham Worldwide Corp.	1,950	95,726
		404,191
Administration of Human Resource Programs - 0.05%
WageWorks, Inc. (a)	3,835	70,832
Administrative and Support Services - 1.00%
Cross Country Healthcare, Inc. (a)	14,120	56,621
Dun & Bradstreet Corp.	2,150	170,237
Experian PLC - ADR	28,220	468,452
Kforce, Inc. (a)	12,925	166,216
Liquidity Services, Inc. (a)	3,050	125,233
OpenTable, Inc. (a)	2,390	107,287
Robert Half International, Inc.	3,700	104,562
WNS Holdings Ltd - ADR (a)	9,800	104,174
		1,302,782
Air Transportation - 0.27%
Bristow Group, Inc.	3,900	203,190
XPO Logistics, Inc. (a)	9,295	147,512
		350,702
Ambulatory Health Care Services - 0.17%
Air Methods Corp. (a)	2,020	220,523
Amusement, Gambling, and Recreation Industries - 0.44%
Las Vegas Sands Corp.	7,030	327,950
Walt Disney Co.	4,900	243,334
		571,284
Apparel Manufacturing - 0.46%
Carter's, Inc. (a)	3,800	201,553
G-III Apparel Group Ltd. (a)	4,515	171,796
Jones Group, Inc.	4,545	53,449
Perry Ellis International, Inc. (a)	8,080	175,174
		601,972
Beverage and Tobacco Product Manufacturing - 2.32%
Anheuser-Busch InBev NV - ADR	5,285	464,921
Coca-Cola Co.	6,800	257,856
Coca-Cola Enterprises, Inc.	12,674	395,175
PepsiCo, Inc.	8,700	610,828
Pernod-Ricard SA - ADR	17,240	392,555
Philip Morris International, Inc.	9,983	897,272
		3,018,607
Broadcasting (except Internet) - 1.41%
CBS Corp.	6,241	224,551
Comcast Corp.	13,022	484,158
DIRECTV (a)	3,512	174,546
Jupiter Telecommunications Co. Ltd. - ADR (a)	49,070	640,364
Liberty Interactive Corp. (a)	16,136	311,425
		1,835,044
Building Material and Garden Equipment and Supplies Dealers - 0.63%
Home Depot, Inc.	4,500	292,815
Lowe's Cos., Inc.	10,946	395,041
Titan Machinery, Inc. (a)	5,595	123,873
		811,729
Chemical Manufacturing - 8.46%
Abbott Laboratories	7,400	481,000
Acorda Therapeutics, Inc. (a)	5,625	141,638
Agrium, Inc. (b)	1,975	201,490
Alkermes PLC (a)(b)	11,730	226,506
Allergan, Inc.	2,850	264,338
Arkema SA - ADR	4,645	475,648
Bristol-Myers Squibb Co.	9,501	310,018
CF Industries Holdings, Inc.	1,250	267,538
Church & Dwight Co., Inc.	3,520	190,608
CSL Ltd. - ADR	14,945	402,768
El du Pont de Nemours & Co.	6,196	267,295
Eli Lilly & Co.	6,815	334,208
Forest Laboratories, Inc. (a)	8,195	290,595
Fresenius Medical Care AG & Co., KGaA - ADR	7,955	546,509
Incyte Corp. Ltd. (a)	6,035	106,216
Innophos Holdings, Inc.	2,835	135,824
InterMune, Inc. (a)	10,075	92,287
L'Oreal SA - ADR	16,305	442,680
Merck & Co., Inc.	13,177	583,741
Monsanto Co.	5,150	471,688
Novartis AG - ADR	6,880	426,904
Novo Nordisk A/S - ADR	2,120	336,380
Pfizer, Inc.	28,919	723,552
Prestige Brands Holdings, Inc. (a)	6,790	146,664
Procter & Gamble Co.	4,331	302,434
Quidel Corp. (a)	9,765	171,180
Roche Holding AG - ADR	16,505	812,210
Sanofi - ADR	9,239	412,244
SHFL Entertainment, Inc. (a)	13,945	191,883
Sociedad Quimica y Minera de Chile SA - ADR	5,285	299,131
Spectrum Pharmaceuticals, Inc. (a)	14,420	170,733
TPC Group, Inc. (a)	2,650	127,280
United Therapeutics Corp. (a)	3,620	190,231
Warner Chilcott PLC (b)	23,500	274,010
West Pharmaceutical Services, Inc.	3,360	181,541
		10,998,972
Clothing and Clothing Accessories Stores - 0.86%
Dillard's, Inc.	1,530	136,032
DSW, Inc.	540	36,736
Express, Inc. (a)	7,825	116,827
Hanesbrands, Inc. (a)	4,200	151,620
Jos A Bank Clothiers, Inc. (a)	4,430	190,933
TJX Cos., Inc.	10,900	483,307
		1,115,455
Computer and Electronic Product Manufacturing - 7.39%
Agilent Technologies, Inc.	9,650	369,499
Alcatel-Lucent - ADR (a)	204,890	225,379
Amkor Technology, Inc. (a)	22,275	94,669
Apple, Inc.	3,755	2,197,726
Applied Micro Circuits Corp. (a)	20,370	139,127
Cepheid, Inc. (a)	2,230	72,297
Cirrus Logic, Inc. (a)	3,835	120,112
Cisco Systems, Inc.	34,940	660,715
Danaher Corp.	3,600	194,292
Diebold, Inc.	2,700	80,757
Dolby Laboratories, Inc. (a)	4,770	159,175
EMC Corp. (a)	14,950	371,059
FARO Technologies, Inc. (a)	4,865	171,637
Intel Corp.	5,400	105,678
International Business Machines Corp.	5,005	951,300
IXYS Corp. (a)	9,260	75,006
LSI Corp. (a)	26,360	177,666
Materion Corp.	5,330	109,265
Mettler-Toledo International, Inc. (a)	1,200	224,508
Motorola Solutions, Inc.	10,656	580,219
NETGEAR, Inc. (a)	3,915	136,477
Northrop Grumman Corp.	5,618	374,720
Plantronics, Inc.	3,750	126,113
QUALCOMM, Inc.	1,690	107,518
ResMed, Inc.	5,110	209,970
Rofin-Sinar Technologies, Inc. (a)	5,550	117,383
Semtech Corp. (a)	8,195	224,133
St. Jude Medical, Inc.	5,840	200,195
Telefonaktiebolaget LM Ericsson - ADR (a)	42,010	394,474
Texas Instruments, Inc.	9,952	293,286
Thoratec Corp. (a)	2,000	74,400
ViaSat, Inc. (a)	2,970	113,543
Xilinx, Inc.	4,450	154,193
		9,606,491
Couriers and Messengers - 0.40%
FedEx Corp.	1,550	138,772
United Parcel Service, Inc.	5,195	379,806
		518,578
Credit Intermediation and Related Activities - 6.81%
American Express Co.	2,650	148,135
Ameriprise Financial, Inc.	6,437	390,533
Bank of America Corp.	26,903	265,264
Bank of Nova Scotia (b)	5,000	278,700
BBCN Bancorp, Inc.	9,835	111,922
Capital Bank Financial Corp. (a)	7,175	123,841
Citigroup, Inc.	12,077	417,501
Credit Suisse Group AG - ADR	6,900	162,909
Discover Financial Services	20,593	856,875
Fifth Third Bancorp	24,476	358,329
Flushing Financial Corp.	9,695	145,037
Home Bancshares, Inc.	3,755	124,516
Independent Bank Corp.	5,025	144,218
JPMorgan Chase & Co.	15,968	655,964
Nordea Bank AB - ADR	43,525	402,606
PNC Financial Services Group, Inc.	6,602	370,636
Prosperity Bancshares, Inc.	4,205	172,952
Regions Financial Corp.	35,350	235,785
Sberbank of Russia - ADR	33,375	393,825
Shinhan Financial Group Co. Ltd. - ADR	8,020	256,961
State Street Corp.	12,486	554,877
Susquehanna Bancshares, Inc.	15,685	161,242
Texas Capital Bancshares, Inc. (a)	2,230	100,439
Trustmark Corp.	6,025	133,876
United Overseas Bank Ltd. - ADR	11,350	348,445
US Bancorp	8,200	264,532
Visa, Inc.	3,490	522,488
Webster Financial Corp.	7,985	166,248
Wells Fargo & Co.	15,829	522,514
Western Alliance Bancorp (a)	7,560	76,810
		8,867,980
Data Processing, Hosting and Related Services - 0.62%
AOL, Inc. (a)	6,099	228,834
ExlService Holdings, Inc. (a)	3,265	87,665
Fiserv, Inc. (a)	4,435	341,451
InterXion Holding NV (a)(b)	5,950	129,175
Trulia, Inc. (a)	1,260	22,403
		809,528
Educational Services - 0.05%
Greenway Medical Technologies (a)	3,615	70,276
Electrical Equipment, Appliance, and Component Manufacturing - 0.40%
Schneider Electric SA - ADR	36,765	519,489
Electronics and Appliance Stores - 0.10%
GameStop Corp.	5,030	132,038
Fabricated Metal Product Manufacturing - 0.76%
Ball Corp.	2,700	120,663
Chart Industries, Inc. (a)	2,845	172,065
Lincoln Electric Holdings, Inc.	5,900	280,309
Stanley Black & Decker, Inc.	3,827	275,200
Timken Co.	3,230	145,512
		993,749
Food and Beverage Stores - 0.82%
Casey's General Stores, Inc.	4,100	202,540
Koninklijke Ahold NV - ADR	38,070	481,586
Kroger Co.	14,710	385,990
		1,070,116
Food Manufacturing - 1.79%
Archer-Daniels-Midland Co.	6,150	164,205
Givaudan SA - ADR	26,965	540,918
Hormel Foods Corp.	3,800	117,838
J&J Snack Foods Corp.	2,935	184,612
Nestle SA - ADR	6,690	438,195
Unilever NV - ADR	23,359	883,671
		2,329,439
Food Services and Drinking Places - 1.35%
AFC Enterprises, Inc. (a)	8,845	233,861
Buffalo Wild Wings, Inc. (a)	1,945	140,896
CEC Entertainment, Inc.	3,605	112,837
Cheesecake Factory, Inc.	3,910	133,683
Jack in the Box, Inc. (a)	6,920	190,646
McDonald's Corp.	1,415	123,162
Panera Bread Co. (a)	2,000	321,000
Sodexo - ADR	6,105	494,504
		1,750,589
Forestry and Logging - 0.28%
Weyerhaeuser Co.	13,138	362,083
Funds, Trusts, and Other Financial Vehicles - 0.11%
WellCare Health Plans, Inc. (a)	2,955	142,638
Furniture and Home Furnishings Stores - 0.09%
Bed Bath & Beyond, Inc. (a)	2,050	120,376
Gasoline Stations - 0.15%
Susser Holdings Corp. (a)	5,295	193,320
General Merchandise Stores - 1.20%
Costco Wholesale Corp.	1,815	188,742
O'Reilly Automotive, Inc. (a)	4,450	418,656
Target Corp.	4,924	310,852
Tesco PLC - ADR	20,845	326,641
Wal-Mart Stores, Inc.	4,459	321,137
		1,566,028
Health and Personal Care Stores - 0.48%
CVS Caremark Corp.	13,346	620,722
Heavy and Civil Engineering Construction - 0.24%
Granite Construction, Inc.	4,765	145,809
MYR Group, Inc. (a)	7,625	163,480
		309,289
Hospitals - 0.28%
HCA Holdings, Inc.	6,460	205,105
Universal Health Services, Inc.	3,600	162,252
		367,357
Insurance Carriers and Related Activities - 2.36%
Alterra Capital Holdings Ltd. (b)	6,976	163,238
AMERISAFE, Inc. (a)	3,455	89,415
Humana, Inc.	4,155	271,779
MetLife, Inc.	11,594	384,805
Primerica, Inc.	5,230	149,735
ProAssurance Corp.	1,375	124,685
RenaissanceRe Holdings Ltd. (b)	1,000	82,760
Travelers Companies, Inc.	4,492	318,123
UnitedHealth Group, Inc.	7,860	427,506
Unum Group	15,677	319,654
Validus Holdings Ltd. (b)	4,900	173,754
Willis Group Holdings PLC (b)	15,910	558,123
		3,063,577
Leather and Allied Product Manufacturing - 0.38%
Iconix Brand Group, Inc. (a)	10,845	218,635
Steven Madden Ltd. (a)	6,235	277,520
		496,155
Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.04%
RPX Corp. (a)	5,890	53,481
Machinery Manufacturing - 2.35%
Applied Materials, Inc.	16,204	173,869
Barnes Group, Inc.	6,750	142,358
Canon, Inc. - ADR	7,320	257,518
Columbus McKinnon Corp. (a)	7,675	114,818
Cummins, Inc.	3,800	373,008
Dover Corp.	5,205	330,986
ESCO Technologies, Inc.	3,765	138,176
Esterline Technologies Corp. (a)	3,665	224,078
FANUC Corporation - ADR (a)	13,060	368,292
General Electric Co.	22,226	469,635
Kadant, Inc. (a)	6,080	147,440
Lufkin Industries, Inc.	2,640	144,566
Volksbank Stemweder Berg	7,670	161,453
		3,046,197
Management of Companies and Enterprises - 1.01%
American Equity Invesment Life Holdings Co.	15,665	180,617
Bunzl PLC - ADR	6,225	517,298
Cardinal Financial Corp.	11,475	172,125
City Holding Co.	4,740	159,264
Dime Community Bancshares, Inc.	9,020	125,829
Park National Corp.	2,460	155,201
		1,310,334
Merchant Wholesalers, Durable Goods - 0.88%
Anixter International, Inc.	2,670	163,084
Applied Industrial Technologies, Inc.	5,720	228,972
Covidien PLC (b)	5,831	338,839
Safran SA - ADR	5,400	221,562
United Stationers, Inc.	6,285	192,887
		1,145,344
Merchant Wholesalers, Nondurable Goods - 0.47%
Acuity Brands, Inc.	2,715	179,597
AmerisourceBergen Corp.	1,490	62,908
Herbalife Ltd. (b)	3,550	163,194
Nu Skin Enterprises, Inc.	4,550	206,569
		612,268
Mining (except Oil and Gas) - 1.82%
BHP Billiton PLC - ADR	5,565	351,318
Coeur d'Alene Mines Corp. (a)	5,685	132,233
CONSOL Energy, Inc.	4,350	136,373
Goldcorp, Inc. (b)	12,145	470,013
New Gold, Inc. (a)(b)	43,580	463,255
Silver Wheaton Corp. (b)	10,640	391,126
US Silica Holdings, Inc. (a)	10,545	153,113
Vulcan Materials Co.	5,305	280,317
		2,377,748
Miscellaneous Manufacturing - 1.06%
Align Technology, Inc. (a)	6,970	190,908
Baxter International, Inc.	6,789	449,907
Coach, Inc.	2,175	125,802
CONMED Corp.	5,650	156,110
CryoLife, Inc.	13,660	81,140
Haemonetics Corp. (a)	2,495	202,170
Merit Medical Systems, Inc. (a)	12,095	167,879
		1,373,916
Motion Picture and Sound Recording Industries - 0.37%
Cinemark Holdings, Inc.	6,320	171,904
Corus Entertainment, Inc. (b)	13,380	307,606
		479,510
Motor Vehicle and Parts Dealers - 0.15%
Advance Auto Parts, Inc.	2,750	201,163
Nonstore Retailers - 0.22%
eBay, Inc. (a)	5,349	282,534
Oil and Gas Extraction - 3.36%
Akzo Nobel NV - ADR	22,030	420,332
BASF SE - ADR	3,735	335,739
Berry Petroleum Co.	3,645	113,396
BG Group PLC - ADR	15,820	271,313
Bonanza Creek Energy, Inc. (a)	5,480	129,876
Cairn Energy PLC - ADR	21,535	186,708
Carrizo Oil & Gas, Inc. (a)	6,285	130,414
Cenovus Energy, Inc. (b)	7,620	254,127
CNOOC Ltd. - ADR	1,295	276,042
Diamondback Energy, Inc. (a)	2,125	38,250
Ecopetrol SA - ADR	5,340	310,468
EOG Resources, Inc.	2,545	299,343
Hess Corp.	8,156	404,619
Noble Energy, Inc.	4,356	425,798
Rosetta Resources, Inc. (a)	3,920	176,165
SM Energy Co.	3,747	186,188
Swift Energy Co. (a)	5,720	88,546
Tullow Oil PLC - ADR	29,115	321,721
		4,369,045
Other Information Services - 1.05%
Baidu, Inc. - ADR (a)	1,830	176,247
Brightcove, Inc. (a)	9,430	91,660
ExactTarget, Inc. (a)	5,810	119,744
Google, Inc. (a)	1,351	943,497
QuinStreet, Inc. (a)	4,630	28,938
		1,360,086
Paper Manufacturing - 0.41%
Boise, Inc.	17,850	146,370
Buckeye Technologies, Inc.	5,330	147,748
Svenska Cellulosa AB - ADR	11,725	238,252
		532,370
Personal and Laundry Services - 0.09%
Shutterfly, Inc. (a)	4,330	116,694
Petroleum and Coal Products Manufacturing - 1.97%
Chevron Corp.	7,610	804,301
ConocoPhillips	3,325	189,326
Exxon Mobil Corp.	12,352	1,088,704
HollyFrontier Corp.	3,260	147,776
Marathon Petroleum Corp.	5,500	327,470
		2,557,577
Pipeline Transportation - 0.06%
Williams Cos., Inc.	2,300	75,532
Plastics and Rubber Products Manufacturing - 0.27%
Cooper Tire & Rubber Co.	7,720	192,846
Goodyear Tire & Rubber Co. (a)	12,242	154,249
		347,095
Primary Metal Manufacturing - 0.09%
Kaiser Aluminum Corp.	1,900	115,653
Professional, Scientific, and Technical Services - 3.32%
Accenture PLC (b)	4,185	284,245
Celgene Corp. (a)	6,950	546,201
Cognizant Technology Solutions Corp. (a)	4,005	269,256
comScore, Inc. (a)	5,295	70,476
FTI Consulting, Inc. (a)	4,150	128,277
ICON PLC - ADR (a)	6,000	165,540
KEYW Holding Corp. (a)	10,380	133,487
Mastercard, Inc.	955	466,689
Moody's Corp.	6,985	339,331
National CineMedia, Inc.	8,360	119,548
Omnicom Group, Inc.	5,411	269,143
SGS SA - ADR	29,990	674,175
Synaptics, Inc. (a)	5,265	140,681
Syntel, Inc.	1,940	116,710
TeleTech Holdings, Inc. (a)	9,085	154,627
Tetra Tech, Inc. (a)	5,380	138,589
ValueClick, Inc. (a)	8,540	161,150
Vocus, Inc. (a)	8,030	136,992
		4,315,117
Publishing Industries (except Internet) - 3.85%
CA, Inc.	11,530	255,505
Check Point Software Technologies Ltd. (a)(b)	10,040	463,547
EPAM Systems, Inc. (a)	4,300	88,451
Informa PLC - ADR	27,815	375,225
Intuit, Inc.	7,200	431,352
LogMein, Inc. (a)	6,580	140,812
Microsoft Corp.	40,225	1,070,790
Oracle Corp.	36,165	1,160,896
Reed Elsevier PLC - ADR	7,215	297,835
SAP AG - ADR	7,605	593,114
SS&C Technologies Holdings, Inc. (a)	5,390	127,150
		5,004,677
Rail Transportation - 0.80%
CSX Corp.	3,520	69,555
Genesee & Wyoming, Inc. (a)	2,065	150,642
Norfolk Southern Corp.	6,524	393,919
Union Pacific Corp.	3,560	437,096
		1,051,212
Rental and Leasing Services - 0.29%
Brambles Ltd. - ADR	17,760	269,064
McGrath RentCorp.	3,855	108,017
		377,081
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.80%
Deutsche Boerse AG - ADR	52,940	298,582
ICAP PLC - ADR	32,155	303,865
Legg Mason, Inc.	8,746	223,285
Piper Jaffray Cos. (a)	4,870	138,162
SEI Investments Co.	3,400	74,834
Walter Investment Management Corp. (a)	3,985	168,486
		1,207,214
Support Activities for Mining - 1.33%
C&J Energy Services, Inc. (a)	5,545	110,734
Key Energy Services, Inc. (a)	15,905	106,404
Petrofac Ltd. - ADR	31,555	410,215
Pioneer Energy Services Corp. (a)	17,220	124,501
Schlumberger Ltd. (b)	4,653	333,248
Subsea 7 SA - ADR	15,580	354,133
Transocean Ltd. (b)	6,195	286,209
		1,725,444
Telecommunications - 3.07%
AT&T, Inc.	18,454	629,835
Atlantic Tele-Network, Inc.	2,515	92,753
CenturyLink, Inc.	7,020	272,657
China Mobile Ltd. - ADR	6,575	374,249
Deutsche Telekom AG - ADR	28,010	308,670
j2 Global, Inc.	6,370	192,629
NTELOS Holdings Corp.	6,097	78,651
RigNet, Inc. (a)	6,410	123,200
Softbank Corp. - ADR (a)	20,490	385,622
Verizon Communications, Inc.	2,450	108,094
Viacom, Inc.	14,613	754,177
Vodafone Group PLC - ADR	26,198	675,908
		3,996,445
Transportation Equipment Manufacturing - 1.77%
Autoliv, Inc.	3,540	213,674
Eaton Corp.	6,209	323,862
General Motors Co. (a)	9,986	258,438
Honeywell International, Inc.	5,462	334,984
Tenneco, Inc. (a)	5,605	179,752
Textron, Inc.	14,685	344,951
Toyota Motor Corp. - ADR	4,180	359,814
Triumph Group Inc.	825	54,128
United Technologies Corp.	2,910	233,120
		2,302,723
Utilities - 1.91%
Aqua America, Inc.	4,500	114,930
Calpine Corp. (a)	15,230	262,870
Cleco Corp.	4,570	184,125
Consolidated Edison, Inc.	2,360	131,664
Edison International	8,697	395,540
FirstEnergy Corp.	7,985	339,043
Linde AG - ADR	33,010	572,394
NorthWestern Corp.	3,415	118,466
NRG Energy, Inc.	8,657	182,663
UIL Holdings Corp.	3,350	120,165
Wisconsin Energy Corp.	1,580	59,297
		2,481,157
Waste Management and Remediation Services - 0.13%
US Ecology, Inc.	7,750	169,415
Wholesale Electronic Markets and Agents and Brokers - 0.08%
Tech Data Corp. (a)	2,230	98,499
Wireless Telecommunications Carriers - 0.25%
Partner Communications Co. Ltd. - ADR	51,080	326,912
Wood Product Manufacturing - 0.09%
Koppers Holdings, Inc.	3,435	121,565
TOTAL COMMON STOCKS (Cost $87,715,897)		98,745,919

EXCHANGE-TRADED FUNDS - 20.03%
Guggenheim Frontier Markets ETF	18,255	351,226
iShares FTSE China 25 Index Fund	7,798	289,540
iShares MSCI EAFE Index Fund	107,078	5,898,927
iShares MSCI Italy Index Fund	16,728	213,282
iShares MSCI Spain Index Fund	30,806	890,910
iShares MSCI United Kingdom Index Fund	26,592	470,147
iShares Russell 1000 Value Index Fund	124,852	8,958,130
iShares Russell 2000 Index Fund	37,211	3,055,395
iShares S&P Global Energy Sector Index Fund	14,099	539,005
SPDR S&P Emerging Markets SmallCap ETF	40,057	1,761,306
Vanguard MSCI Emerging Markets ETF	4,397	184,850
Vanguard MSCI European ETF	8,951	422,487
Vanguard MSCI Pacific ETF	46,355	2,402,116
Vanguard Total Stock Market ETF	8,350	608,548
TOTAL EXCHANGE-TRADED FUNDS (Cost $23,892,385)		26,045,869

REAL ESTATE INVESTMENT TRUSTS - 1.13%
DCT Industrial Trust, Inc.	26,580	166,125
DuPont Fabros Technology, Inc.	8,645	199,613
EastGroup Properties, Inc.	4,015	209,904
EPR Properties	4,015	182,081
LaSalle Hotel Properties	7,365	177,570
Public Storage	1,280	180,019
Ramco-Gershenson Properties Trust	10,140	135,673
Sovran Self Storage, Inc.	3,500	216,265
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,277,313)		1,467,250

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 3.87%
Money Market Fund - 3.87%
AIM STITT - Treasury Portfolio	$725,312	725,312
Fidelity Institutional Government Portfolio	4,305,742	4,305,742
TOTAL SHORT-TERM INVESTMENTS (Cost $5,031,054)		5,031,054
Total Investments (Cost $117,916,649) - 100.96%		131,290,092
Liabilities in Excess of Other Assets - (0.96)%		(1,244,617)
TOTAL NET ASSETS - 100.00%		$130,045,475

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The cost basis of investments for federal income tax purposes at November 30, 2012 was as follows*:

Cost of investments	$117,916,649
Gross unrealized appreciation	16,427,094
Gross unrealized depreciation	(3,053,651)
Net unrealized appreciation	$13,373,443

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company. The PMC Diversified Equity Fund (the “Fund”)
represents a distinct series with its own investment objectives and policies within the Trust.
The investment objective of the Diversified Equity Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Diversified Equity Fund became effective and commenced operations on August 26, 2009. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Envestnet Asset Management,
Inc. (the “Adviser”).

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official
Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S.
Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes
(“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets)
could result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. To the extent that such events are significant, the Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Advisor anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Fund may use certain options and futures contracts (collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund enters into written call options to hedge against changes in the value of equities. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Fund may also purchase put options to provide protection against adverse price effects from anticipated changes in prices of securities. In addition, the Fund enters into written put options to hedge against changes in the value of purchased put options.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium is deducted from the cost basis of the security purchased. The Fund, as writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

When purchasing options, the Fund will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss. If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Fund has a realized gain or loss.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.
Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United
States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

The Fund may enter into futures contracts traded on domestic exchanges, including stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.
Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. At

Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, futures contracts are valued at the average of quoted bid and asked prices as of the close of such exchange or board of trade.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and
Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.
Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on valuation method.
These inputs are summarized in the three broad levels listed below:

Other
Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at November 30, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stock*	$98,745,919	$-	$-	$98,745,919
Exchange-Traded Funds	26,045,869	-	-	26,045,869
Real Estate Investment Trusts	1,467,250	-	-	1,467,250
Total Equity	126,259,038	-	-	126,259,038

Short-Term Investments	5,031,054	-	-	5,031,054

Total Investments in Securities	$131,290,092	$-	$-	$131,290,092

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of November 30, 2012.
The Fund held no Level 3 securities during the period ended November 30, 2012.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2012 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fund was not invested in derivative securities or engaged in hedging during the period ended November 30, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)     /s/ Joseph Neuberger
                                                     Joseph Neuberger, President

Date          January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Joseph Neuberger
                                                      Joseph Neuberger, President

Date          January 22, 2013

By (Signature and Title)*    /s/ John Buckel
                                                      John Buckel, Treasurer

Date          January 22, 2013

* Print the name and title of each signing officer under his or her signature.